Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

The Partnership uses derivative instruments in accordance with its overall risk management policy.

Foreign Exchange Risk

The Partnership entered into cross-currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 7), and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross-currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross-currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2018, 2020 and 2021, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross-currency swaps as at June 30, 2018.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
900,000	150,000	NIBOR	4.35%	6.43%	(40,214)	0.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(10,761)	1.9
1,200,000	146,500	NIBOR	6.00%	7.72%	6,449	3.3
					(44,526)

Interest Rate Risk

The Partnership enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt. As at June 30, 2018, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	60,000	(1,104)	0.6	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	137,500	(16,656)	10.5	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	37,490	(109)	3.1	2.8
U.S. Dollar-denominated interest rate swaps (iii) (iv)	LIBOR	345,878	(9,703)	2.6	3.4
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	95,333	513	0.5	1.7
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	189,506	6,111	8.5	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (v)	EURIBOR	217,621	(26,107)	2.4	3.1
			(47,055)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2018, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)	These interest rate swaps are subject to mandatory early termination in 2020 and 2021 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

(v)
Principal amount reduces monthly to 70.1 million Euros ($81.9 million) by the maturity dates of the swap agreements. Certain of these Euro-denominated interest rate swaps are subject to mandatory early termination in 2018 whereby the swaps will be settled based on their fair value at that time. Certain of these interest rate swaps were terminated in July 2018.

As at June 30, 2018, the Partnership had multiple interest rate swaps and cross-currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments is presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2018, these interest rate swaps and cross-currency swaps had an aggregate fair value asset of $12.6 million and an aggregate fair value liability of $71.0 million. As at June 30, 2018, the Partnership had $17.2 million (December 31, 2017 – $22.3 million) on deposit as security for swap liabilities under certain master agreements. The deposit is presented as restricted cash – current in the Partnership’s consolidated balance sheets.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivative

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at June 30, 2018 was $2.3 million (December 31, 2017 – asset of $1.6 million).

The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/Advances to affiliates $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at June 30, 2018
Interest rate swap agreements	156	874	5,666	(3,456)	(22,045)	(28,250)
Cross-currency swap agreements	—	—	7,212	(645)	(42,284)	(8,809)
Toledo Spirit time-charter derivative	150	2,180	—	—	—	—
	306	3,054	12,878	(4,101)	(64,329)	(37,059)
As at December 31, 2017
Interest rate swap agreements	—	108	1,130	(4,101)	(34,614)	(35,629)
Interest rate swaption agreements	—	—	—	—	(2)	—
Cross-currency swap agreements	—	—	5,042	(810)	(44,523)	(10,168)
Toledo Spirit time-charter derivative	678	970	—	—	—	—
	678	1,078	6,172	(4,911)	(79,139)	(45,797)

Realized and unrealized gains (losses) relating to non-designated interest rate swap agreements, interest rate swaption agreements, and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized gain on non-designated derivative instruments in the Partnership’s consolidated statements of income (loss). The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(4,310)	7,522	3,212	(4,610)	(1,866)	(6,476)
Interest rate swaption agreements	—	—	—	—	112	112
Interest rate swaption agreements termination	—	—	—	(1,005)	—	(1,005)
Toledo Spirit time-charter derivative	150	940	1,090	(135)	120	(15)
	(4,160)	8,462	4,302	(5,750)	(1,634)	(7,384)

	Six Months Ended June 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(8,788)	19,420	10,632	(9,285)	2,436	(6,849)
Interest rate swaption agreements	—	2	2	—	142	142
Interest rate swaption agreements termination	—	—	—	(610)	—	(610)
Toledo Spirit time-charter derivative	459	1,210	1,669	(120)	1,240	1,120
	(8,329)	20,632	12,303	(10,015)	3,818	(6,197)

Realized and unrealized gains (losses) relating to cross-currency swap agreements are recognized in earnings and reported in foreign currency exchange gain (loss) in the Partnership’s consolidated statements of income (loss). The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(1,798)	(16,566)	(18,364)	(2,084)	34,906	32,822
Cross-currency swap agreements termination	—	—	—	(25,733)	—	(25,733)
	(1,798)	(16,566)	(18,364)	(27,817)	34,906	7,089

	Six Months Ended June 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(3,182)	5,768	2,586	(5,621)	37,605	31,984
Cross-currency swap agreements termination	—	—	—	(25,733)	—	(25,733)
	(3,182)	5,768	2,586	(31,354)	37,605	6,251

For the periods indicated, the following table presents the effective and ineffective portions of gains or losses on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended June 30, 2018				Three Months Ended June 30, 2017
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
1,534	2	—	Interest expense	(1,070)	—	(747)	Interest expense
1,534	2	—		(1,070)	—	(747)

Six Months Ended June 30, 2018				Six Months Ended June 30, 2017
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
5,090	(248)	740	Interest expense	(1,102)	—	(747)	Interest expense
5,090	(248)	740		(1,102)	—	(747)

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive income (or OCI).

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges recorded in interest expense.